Consolidated Statements of Profit or Loss and Other Comprehensive Income - MXN ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues (Note 20):
Aeronautical services	$ 17,336,734	$ 11,983,954	$ 7,225,742
Non-aeronautical services	5,197,238	3,662,441	2,448,053
Improvements to concession assets	4,846,404	3,368,511	2,192,578
Revenues	27,380,376	19,014,906	11,866,373
Operating costs:
Employee cost (Note 21)	1,373,264	1,115,750	970,481
Maintenance	730,568	546,548	426,523
Safety, security and insurance	577,122	510,440	458,316
Utilities	474,032	391,836	355,562
Allowance for expected credit loss	41,444	15,487	86,596
Other operating cost	584,624	409,570	371,229
Technical assistance fees (Note 30)	756,648	526,220	289,154
Concession taxes (Note 9)	1,895,182	1,231,044	908,310
Depreciation and amortization (Note 21)	2,313,321	2,050,539	2,000,361
Cost of improvements to concession assets (Note 23)	4,846,404	3,368,511	2,192,578
Other (income) expense - net (Note 24)	(26,427)	(8,231)	(12,726)
Operating costs	13,566,182	10,157,714	8,046,384
Income from operations	13,814,194	8,857,192	3,819,989
Finance cost – net (Note 25):
Finance income	835,989	420,271	410,512
Finance cost	(2,455,918)	(1,686,540)	(1,514,250)
Exchange gain (loss) – net	81,420	238,339	(330,484)
Finance cost - Net	(1,538,509)	(1,027,930)	(1,434,222)
Share of profit of associate	1	1	3
Income before income taxes	12,275,686	7,829,263	2,385,770
Income tax (Note 12.c):
Current	3,849,778	2,315,686	722,474
Deferred	(759,566)	(530,140)	(255,407)
Income tax	3,090,212	1,785,546	467,067
Profit for the year	9,185,474	6,043,717	1,918,703
Items that are or may be reclassified subsequently to profit or loss
Exchange differences on translating foreign operations	(488,316)	30,810	580,308
Cash flow hedges, effective portion of changes in fair value, net of income tax	100,966	500,765	(299,013)
Items that will not be reclassified to profit or loss
Remeasurements of employee benefit - net of income tax	8,802	15,263	(16,658)
Total comprehensive income for the year	8,806,926	6,590,555	2,183,340
Profit for the year attributable to:
Controlling interest	9,013,147	5,997,492	1,968,856
Non-controlling interest	172,327	46,225	(50,153)
Profit for the year	9,185,474	6,043,717	1,918,703
Total comprehensive income for the year attributable to:
Controlling interest	8,664,216	6,510,307	2,164,639
Non-controlling interest	142,710	80,248	18,701
Total comprehensive income for the year	$ 8,806,926	$ 6,590,555	$ 2,183,340
Weighted average number of common shares outstanding	508,371,309	519,372,684	525,575,547
Basic and diluted earnings per share (in Mexican Pesos, Note 3.s)	$ 17.7294	$ 11.5476	$ 3.7461